Principal Accounting Policies - Share-based compensation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Incremental compensation cost	¥ 2.0	¥ 8.8	¥ 10.2